7. Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions Tables
Notes and accounts payable to affiliates
	Relationship to	Amount invested as of		Weighted average interest rate as of	Interest earned during the year ended
	Shepherd’s	December 31,	December 31,	December 31,	December 31,
Investor	Finance	2014	2013	2014	2014	2013
Bill Myrick	Independent Manager	$141	$63	7.50%	$9	$1

R. Scott Summers	Son of Independent Manager	100	25	7.56%	6	–

Wallach Family Irrevocable Educational Trust	Trustee is Member	200	–	7.00%	7	4

David and Carole Wallach	Parents of Member	111	100	8.00%	8	4